Annual Total Returns- Vanguard Short-Term Bond Index Fund (ETF) [BarChart] - ETF - Vanguard Short-Term Bond Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.04%	2.02%	0.17%	1.32%	0.92%	1.42%	1.20%	1.34%	4.92%	4.67%